THE MARSICO INVESTMENT FUND

Marsico Focus Fund

Marsico Growth Fund

Marsico Midcap Growth Focus Fund

Marsico International Opportunities Fund

Marsico Global Fund

Supplement dated May 1, 2023

to the Prospectus and Statement of Additional Information (“SAI”) dated January 31, 2023.

The purpose of this supplement is to update information relating to (i) the portfolio managers of the Marsico International Opportunities Fund and the Marsico Global Fund, and (ii) certain officers of The Marsico Investment Fund (the “Trust”). Effective April 17, 2023, Robert G. Susman no longer serves as a co-portfolio manager of the Marsico International Opportunities Fund and the Marsico Global Fund and Peter C. Marsico and James D. Marsico have been added as co-portfolio managers of those Funds. In addition, effective March 31, 2023, Lynnett E. F. Macfarlane was elected as the Vice President, Secretary, and Treasurer of the Trust.

Accordingly, the following related changes are made to the Prospectus and the SAI:

PROSPECTUS

In the Prospectus “Fund Summaries – Marsico International Opportunities Fund” section on page 17 under the heading “Management,” the discussion of “Portfolio Managers” is amended to state:

“Portfolio Managers: The Fund is co-managed by a team of managers. The members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Thomas F. Marsico, who has managed the Fund since July 2017, Peter C. Marsico, who has co-managed the Fund since April 2023, and James D. Marsico, who has co-managed the Fund since April 2023.”

In the Prospectus “Fund Summaries – Marsico Global Fund” section on page 22 under the heading “Management,” the discussion of “Portfolio Managers” is amended to state:

“Portfolio Managers: The Fund is co-managed by a team of managers. The members of the team who are jointly and primarily responsible for the day-to-day management of the Fund are Thomas F. Marsico, who has managed the Fund since its inception in June 2007, Peter C. Marsico, who has co-managed the Fund since April 2023, and James D. Marsico, who has co-managed the Fund since April 2023.”

In the Prospectus “Fund Management” section on page 34 under the heading “The Portfolio Managers,” the discussion of “The International Opportunities Fund” is amended to delete all references to and biographical information of Robert G. Susman and to add:

“Peter C. Marsico co-manages the International Opportunities Fund. Information relating to Mr. Marsico is provided above.

James D. Marsico co-manages the International Opportunities Fund. Information relating to Mr. Marsico is provided above.”

In the Prospectus “Fund Management” section on page 34 under the heading “The Portfolio Managers,” the discussion of “The Global Fund” is amended to delete all references to and biographical information of Robert G. Susman and to add:

“Peter C. Marsico co-manages the Global Fund. Information relating to Mr. Marsico is provided above.

James D. Marsico co-manages the Global Fund. Information relating to Mr. Marsico is provided above.”

STATEMENT OF ADDITIONAL INFORMATION

In the SAI “Portfolio Managers” section on pages 81-82, the discussion and table are amended to remove all references to and all information entered for Robert G. Susman, and to state that, “Thomas F. Marsico, Peter C. Marsico, and James D. Marsico are the portfolio managers of the Focus Fund, the Growth Fund, the Midcap Growth Focus Fund, the International Opportunities Fund, and the Global Fund.”

In the SAI “Portfolio Managers” section on pages 84-85 in the table under the heading captioned “Portfolio Manager Fund Ownership,” the table is amended to remove all references to and all information entered for Robert G. Susman.

In the SAI “Portfolio Managers” section on page 84 the table under the heading “Portfolio Manager Fund Ownership,” is amended to reflect that as of March 31, 2023, Peter C. Marsico beneficially between $50,001-$100,000 in shares of the Marsico Global Fund and beneficially owned $0 in shares (“None”) of the Marsico International Opportunities Fund, and James D. Marsico beneficially between $50,001-$100,000 in shares of the Marsico Global Fund and beneficially owned $0 in shares (“None”) of the Marsico International Opportunities Fund.

In the SAI “Trustees And Officers Of The Trust” section on page 46 the table under the heading captioned “Officers Who Are Not Trustees,” is hereby replaced with the following table:

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY OFFICER	OTHER DIRECTORSHIPS HELD BY OFFICER
Lynnett E.F. Macfarlane, CPA 1200 17th Street Suite 1700 Denver, CO 80202 DOB: 1973	Vice President, Secretary and Treasurer	Since March 2023	Executive Vice President Operations (April 2023), Vice President Portfolio Operations, Marsico Capital Management, LLC (more than five years).	N/A	N/A
Christopher Girvan 1200 17th Street Suite 1700 Denver, CO 80202 DOB: 1972	Chief Compliance Officer	Since January 2022	Executive Vice President (April 2023), Vice President, Secretary, and Chief Compliance Officer (January 2022), Director of Compliance, Marsico Capital Management, LLC (more than five years).	N/A	N/A

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